Transfers of financial assets - Schedule of Carrying Value Of Transferred Assets and Associated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 215,925	£ 203,318
Financial assets at amortised cost	531,777	514,635
Financial assets at fair value through other comprehensive income	30,690	27,592
Loans and advances to customers	459,857	449,745
Repurchase and securities lending transactions | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	2,340	2,716
Financial assets at amortised cost	1,210	1,189
Financial assets at fair value through other comprehensive income	12,483	10,928
Repurchase and securities lending transactions | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	1,089	1,990
Financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	4,465	5,526
Securitisation programmes | Less held by the group | Notes in issue
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Senior unsecured notes issued	17,079	20,150
Securitisation programmes | Assets £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	27,657	30,716
Securitisation programmes | Liabilities £m
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Loans and advances to customers	£ 5,207	£ 4,234